OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Interest on debt instruments using the effective interest method	714,677	728,238	741,684
Interest and valuation on financial instruments
Debt investments	1,380,073	1,289,472	614,609
Derivatives(1)	41,679	150,808	(158,635)
Spot transactions	30,390	(10,817)	(43,528)
Repos(2)	(16,036)	236,050	136,773
Total valuation on financial instruments	1,436,106	1,665,513	549,219
Total Interest and valuation on financial instruments	2,150,783	2,393,751	1,290,903

Discontinued operations Banistmo S.A.(3)	353,881	328,428	317,162
(1) The decrease is mainly attributable to valuation of swaps and forwards in Bancolombia.
(2) The decrease is mainly attributable to lower returns from repurchase agreement transactions in Bancolombia.
(3) The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Schedule of interest on financial liability instruments
The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Deposits(1)	10,329,525	11,287,066	12,514,706
Borrowing costs(1)(2)	826,461	1,117,354	1,398,923
Debt instruments in issue(3)	682,323	1,074,281	1,307,383
Lease liabilities	111,114	107,408	83,916
Preferred shares	56,974	57,701	57,701
Overnight funds	16,748	3,190	10,443
Other interest (expense)	38,081	40,660	57,111
Total interest expenses	12,061,226	13,687,660	15,430,183

Discontinued operations Banistmo S.A.(4)	1,241,640	1,336,251	1,238,112
(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2025 started at 9.50% and closed at 9.25%, for 2024 it started at 13.00% and closed at 9.50% and for 2023 it started at 12.00% and closed at 13.00%. This has an impact on the rates of deposits and financial obligations.
(2) The decrease is mainly in Bancolombia S.A due to the effect of the decline in the balance of foreign obligations loans.
(3) In 2025, the decrease is mainly explained by the lower amortization of deferred charges associated with bond repurchases carried out in 2024, as well as by the reduction in interest expense resulting from the maturities of debt securities denominated in local currency.
(4) The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Cibest Corporate Group segments see Note 3. Operating segments:
As of December 31, 2025

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(1)	All Other Segments	Total	Discontinued operation Banking Panama(2)
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,815,114	339,492	103,514	1,690	-	-	3,259,810	260,524
Banking services	738,887	183,023	62,462	47,505	-	62,802	1,094,679	118,747
Payment and collections	1,136,610	-	-	-	-	-	1,136,610	7,611
Bancassurance	1,090,888	12	-	-	-	1	1,090,901	64,711
Fiduciary Activities and Securities	-	9,266	893	50	-	634,665	644,874	7,682
Acceptances, Guarantees and Standby Letters of Credit	69,154	4,802	1,761	600	-	-	76,317	27,701
Placement of securities	-	3,709	-	-	-	102,943	106,652	-
Brokerage	-	-	-	-	-	42,214	42,214	-
Others	301,218	89,681	62,950	5,820	4	16,824	476,497	32,270
Total revenue of contracts with customers	6,151,871	629,985	231,580	55,665	4	859,449	7,928,554	519,246
(1)In 2025, the leasing segment is presented separately. For comparative purposes, the 2024 information has been restated, as in that period these operations were included within ‘All other segments’.
(2) The accumulated amount as of December 31, 2025, corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

As of December 31, 2024

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases(1)	All Other Segments	Total	Discontinued operation Banking Panama(2)
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,657,690	257,697	85,842	1,934	-	-	3,003,163	282,610
Banking services	694,554	166,713	65,432	43,540	-	34,580	1,004,819	131,958
Payment and collections	1,024,053	-	-	-	-	-	1,024,053	15,735
Bancassurance	958,311	47	-	-	-	13	958,371	67,193
Fiduciary Activities and Securities	-	6,515	902	50	-	544,820	552,287	18,964
Acceptances, Guarantees and Standby Letters of Credit	73,302	5,789	1,881	679	-	-	81,651	27,364
Placement of securities	-	2,097	-	-	-	78,120	80,217	1,670
Brokerage	-	-	-	-	-	20,648	20,648	16,473
Others	252,445	76,876	57,721	5,698	292	8,271	401,303	359
Total revenue of contracts with customers	5,660,355	515,734	211,778	51,901	292	686,452	7,126,512	562,326
(1)In 2025, the leasing segment is presented separately. For comparative purposes, the 2024 information has been restated, as in that period these operations were included within ‘All other segments’.
(2) The accumulated amount as of December 31, 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
As of December 31, 2023

	Banking Colombia	Banking El Salvador	Banking Guatemala	International Banking	Leases	All Other Segments	Total	Discontinued operation Banking Panama
Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial establishments	2,467,174	233,049	95,833	1,992	-	-	2,798,048	272,380
Banking services	593,729	157,386	68,857	37,746	-	23,574	881,292	110,271
Payment and collections	950,167	-	-	-	-	-	950,167	15,236
Bancassurance	924,280	77	-	-	-	259	924,616	72,705
Fiduciary Activities and Securities	-	6,399	851	54	-	436,009	443,313	20,233
Acceptances, Guarantees and Standby Letters of Credit	72,335	5,211	3,173	1,803	-	-	82,522	25,159
Placement of securities	-	1,225	-	-	-	66,616	67,841	980
Brokerage	-	-	-	-	-	11,140	11,140	15,568
Others	244,414	76,221	54,486	5,633	-	8,255	389,009	398
Total revenue of contracts with customers	5,252,099	479,568	223,200	47,228	-	545,853	6,547,948	532,930

Schedule of accounts receivable and contract liabilities balances
The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2025, 2024 and 2023:

	2025	2024	2023
In millions of COP
Accounts receivable from contracts with customers(1)	261,425	257,262	259,516
Liabilities from contracts with customers(2)(3)(4)	48,658	68,040	60,128
(1) Allowances for receivables from customers are COP 21,633, COP 23,639 and COP 21,591 for the year 2025, 2024 and 2023, respectively.
(2) Contract liabilities are mainly related to commissions received from customers when financial guarantees are issued. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2025, and as of December 31, 2024,was 1.6 and as of December 31, 2023 was 1.4.
(3) During the years 2025, 2024 and 2023, income was recognized for COP 38,614, COP 45,848 and 47,898 respectively from the liability of contracts with clients at the beginning of the period.
(4) See Note 20. Other liabilities.

Schedule of fees and commissions expenses
The following table sets forth the detail of commissions expenses for the year ended December 31, 2025, 2024, and 2023:

Fees and Commissions Expenses	2025	2024	2023
In millions of COP
Banking services	1,737,216	1,458,363	1,264,377
Sales, collections, and other services	889,356	894,836	855,480
Correspondent banking	618,969	620,818	507,586
Payments and collections	77,008	46,792	41,820
Others	251,061	204,573	169,120
Total expenses for commissions	3,573,610	3,225,382	2,838,383

Discontinued operation Banistmo S.A.(1)	261,793	286,392	258,897
(1) The accumulated amount as of December 31, 2025 and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Schedule of other operating income
The following table sets forth the detail of other operating income, net for the years ended December 31, 2025, 2024 and 2023:

Other operating income	2025	2024	2023
In millions of COP
Leases and related services(1)	1,748,321	1,827,163	1,771,016
Net foreign exchange and Derivatives Foreign exchange contracts(2)	989,902	421,904	1,208,515
Gains on sale of assets(3)	236,962	101,898	172,389
Investment property valuation(4)	109,781	200,256	197,526
Insurance(5)	85,687	85,993	86,330
Logistics services	62,041	47,880	136,118
Other reversals	31,942	72,574	66,958
Penalties for failure to contracts	4,194	7,952	13,855
Others	303,244	210,490	290,005
Total Other operating income	3,572,074	2,976,110	3,942,712

Discontinued operations Banistmo S.A.(6)	24,905	65,875	36,938
(1) Corresponds to operating leases for COP 724,656, COP 795,179 and COP 833,244, other related leasing services for COP 629,473, COP 671,251 and COP 660,442 (see Note 11.1 lessor), property leases for COP 360,610, COP 325,286 and COP 228,325 (see Note 9. Investment properties) and other assets leases for COP 33,582, COP 35,447, COP 49,005 for the years ended December 31, 2025, 2024, and 2023 respectively.
(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(3) Corresponds mainly to higher gains on assets held for sale, mostly vehicles.
(4) The variation occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(5)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(6)The accumulated amount as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Schedule of dividends received, and share of profits of equity method investees
The following table sets forth the dividends and net income on equity investments for the years ended December 31, 2025, 2024 and 2023:

Dividends and net income on equity investments	2025	2024	2023
	In millions of COP
Equity method(1)	348,962	222,572	113,115
Dividends(2)	145,807	130,312	115,528
Equity investments and other financial instruments(3)	68,867	41,042	21,344
Gains on sale of investments in joint ventures(4)	11,508	-	-
Recovery (impairment) of investments in joint ventures(5)	117,867	(314,347)	(108,175)
Others(6)	-	13,520	54,874
Total dividends received, and share of profits of equity method investees	693,011	93,099	196,686

Discontinued operations Banistmo S.A.(7)	8,561	11,474	13,499
(1)As of December 31, 2025, 2024 and 2023, it corresponds to income from equity method of investments in associates for COP 316,237, COP 311,193 and COP 230,704 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP 32,725, COP (88,621) and (117,589), respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)As of December 31, 2025, 2024 and 2023, includes dividends received from equity investments at fair value through profit or loss for COP 1,593, COP 1,461 and COP 768 and investments written off for COP 34, COP 2 and COP 341, respectively; dividends from equity investments at fair value through OCI for COP 8,397, COP 6,872 and COP 6,565, respectively and investments written off for COP 537 in 2025 and COP 3,231 in 2023. Dividends received of the associate at fair value P.A. Viva Malls are COP 135,246, COP 121,977 and COP 104,623, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)For 2025, the variation is explained mainly in Inversiones CFNS S.A.S for COP 21,831 due to the devaluation of investments in Home Capital Colombia S.A.S. and Enka the previous year. For 2024, the variation is in Bancolombia S.A. for COP 34,438 mainly in FCP Pactia Inmobiliario, Inversiones CFNS S.A.S. for COP (9,237) and Banagrícola S.A. for COP (8,227).
(4)In 2025, corresponds to gain on sale of the P.A. Laurel joint venture by Inversiones CFNS S.A.S. For further information, see Note 8. Investments in associates and joint ventures.
(5)As of December 31, 2025, an impairment recovery was recognized in joint venture investments in Bancolombia for COP 90,849 recognized in the Banking Colombia segment and in Banca de Inversión and Negocios Digitales for COP 26,997 and COP 21, respectively, recognized in other segments. In 2024, impairment of investments in associates and joint ventures recognized in the Banca de Inversión and other companies for COP 156,205 and COP 2,091, respectively, recognized in other segments and in Bancolombia for COP 156,051, recognized in Banking Colombia segment and in and 2023, in Banca de Inversión and Inversiones CFNS for COP 106,574 and COP 1,601, respectively, recognized in other segments. For further information, see Note 8. Investments in associates and joint ventures.
(6)Corresponds to gains recognized from a bargain purchase, In 2024, P.A. Sodimac for COP 13,520 and 2023 of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757.
(7)As of December 31, 2025, 2024 and 2023, the accumulated amount corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale as of December 18, 2025. For further information, see Note 1. Reporting Entity;
Note 2.D.12. Significant accounting policies: assets held for sale and discontinued operations; and Note 31. Discontinued Operations.